RELATED PARTY TRANSACTIONS - Founder Shares (Details) - ADARA ACQUISITION CORP - Sponsor - Class B common Stock - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder shares
RELATED PARTY TRANSACTIONS
Number of shares issued	2,875,000
Aggregate price of shares	$ 25,000
Shares subject to forfeiture	375,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%